Loans to Third Parties	12 Months Ended
Dec. 31, 2020
Loans To Third Parties [Abstract]
LOANS TO THIRD PARTIES

Note 7 — LOANS TO THIRD PARTIES

Loans to third parties consist of the following:

	December 31, 2020	December 31, 2019
Jianuo Finance Lease (Shanghai) Co., Ltd. (“Jianuo”) (1)	$-	$1,723,692
Shandong Daohong Industry and Trade Co., Ltd (2)	-	711,023
Qingdao Manster Digital Technology Co., Ltd (3)	-	2,872,820
Sichuan Jingpin Construction Decoration Engineering Co., Ltd (4)	306,514	-
Henan Tianxia Kang Trading Co., Ltd (5)	1,609,195	-
Total	1,915,709	5,307,535
Less: current portion	1,915,709	2,434,715
Loans to third parties – noncurrent portion	$-	$2,872,820

(1)	Hengpu had a loan receivable of $1,723,692 (or RMB 12 million) from Jianuo Finance Lease (Shanghai) Co., Ltd.(“Jianuo”) The loan earned interest of 1.2% and its principal and interest matured on January 10, 2020. The Group fully collected the loan receivable on January 9, 2020.

(2)	Taiding, a subsidiary of the Group, made a loan of $711,023 (or RMB 4.95 million) to Shandong Daohong industry and Trade Co., Ltd. (“Daohong”) on December 26, 2019. The loan earned interest of 7% and its principal and interest matured on December 25, 2020. The Group fully collected the loan receivable on December 24, 2020.

(3)	Fintech, had a loan receivable of $2,872,820 (or RMB 20 million) from Qingdao Manster Digital Technology Co., Ltd (“Manster”) that earned interest of 4.8%. The principal of the loan was due on December 9, 2024 and the interest was due on an annual basis. The Group fully collected the loan receivable on December 16, 2020.

(4)	Hengpu, made a loan of $306,514 (or RMB 2 million) to Sichuan Jingpin Construction Decoration Engineering Co., Ltd (“Jingpin”) on February 10, 2020. The loan earns interest of 18% and its principal and interest are due on February 10, 2021, which was subsequently extended to June 10, 2021.

(5)	Taiding made a loan of $1,609,195 (or RMB 10.5 million) to Henan Tianxia Kang Trading Co., Ltd (“Tianxia Kang”) on December 28, 2020. The loan is interest free due to the short term and due on January 28, 2021. The loan was repaid on January 13, 2021.

The Group classifies loans to third parties as held-to-maturity investments, because the loans have a stated maturity and normally pay a fixed rate of return. In addition, the Group has the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity.